Subsequent Events	2 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2021	Dec. 31, 2020
Subsequent Events

(15) Subsequent Events

In the preparation of the Corporation’s condensed consolidated financial statements, the Corporation completed an evaluation of the impact of subsequent events through December 3, 2021, which represents the date these condensed consolidated financial statements were available for issuance.

On October 22, 2021 (the “Closing Date”), the Corporation consummated the Business Combination, pursuant to the terms of the agreement and plan of merger, dated as of June 21, 2021 and as amended on August 12, 2021 by the first amendment to the Business Combination Agreement with BCYP and Merger Sub.

Pursuant to the Business Combination Agreement, on the Closing Date, (i) Merger Sub merged with and into the Corporation, with the Corporation as the surviving company in the Merger, and, after giving effect to such Merger, the Corporation was renamed SAB Sciences, Inc. and became a wholly-owned subsidiary of BCYP and (ii) BCYP changed its name to “SAB Biotherapeutics, Inc.” (“New SAB”).

In accordance with the terms and subject to the conditions of the Business Combination Agreement, at the effective time of the Merger (the “Effective Time”), (i) each share of the Corporation’s Common Stock and the Corporation’s Preferred Stock outstanding as of immediately prior to the Effective Time was exchanged for shares of common stock, par value $0.0001 per share, of New SAB based on the agreed upon Corporation’s equity value of $300 million (the “Equity Value”) and a conversion rate of $10.10; (ii) each outstanding vested and unvested option to purchase shares of the Corporation’s Common Stock was exchanged for a comparable option to purchase New SAB Common Stock, based on the Equity Value and a conversion rate of $10.10; and (iii) holders of vested options to purchase shares of the Corporation’s common stock received, in the aggregate, 1,507,124 restricted stock units (the “Earnout RSUs”) related to shares of New SAB Common Stock. Additionally, holders of the Corporation’s Common Stock and the Corporation’s Preferred Stock are entitled to receive their pro rata share of the shares of New SAB Common Stock that were issued into escrow at the Closing (the “Earnout Shares”) which will be released if certain conditions are met within the five-year period following the Closing (the “Earnout Period”). The total number of Earnout Shares and shares underlying the Earnout RSUs equaled 12,000,000 shares of New SAB Common Stock, in the aggregate.

No fraction of a share of New SAB Common Stock was issued at the Closing, and each person who was otherwise entitled to a fraction of a share of New SAB Common Stock (after aggregating all fractional shares of New SAB Common Stock that otherwise would be received by such holder) received the number of shares of New SAB Common Stock rounded in the aggregate to the nearest whole share of New SAB Common Stock.

(17) Subsequent Events

In the preparation of the Corporation’s consolidated financial statements, the Corporation completed an evaluation of the impact of subsequent events through June 17, 2021, which represents the date these consolidated financial statements were available for issuance.

In February 2021, the Corporation submitted a forgiveness application related to its PPP Loan. In March 2021, the SBA approved the forgiveness of the PPP Loan, plus accrued interest.

In April 2021, the Corporation entered into agreements that included other commitments of $4.5 million.

Big Cypress Acquisition Corp [Member]
Subsequent Events

Note 8 — Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, other than as described below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.

On January 3, 2021, the Company effected a stock dividend of 1/3 of a share of common stock for every share of common stock outstanding, resulting in an aggregate of 2,875,000 founder shares outstanding (including up to 375,000 shares subject to forfeiture to the extent that the underwriters’ over-allotment is not exercised in full or in part). On January 4, 2021, the Sponsor forfeited 28,750 founder shares to the Company and Ladenburg and certain of its employees purchased from the Company an aggregate of 28,750 representative shares at an average purchase price of approximately $0.008 per share, for an aggregate purchase price of $230. As a result, the Sponsor currently own 2,630,625 shares and Ladenburg and certain of its employees currently own 244,375 representative shares (including up to 343,125 and 31,875 shares, respectively, that were subject to forfeiture to the extent that the underwriters’ over-allotment was not exercised in full or in part). As a result of the underwriters’ election to fully exercise of their over-allotment option on January 14, 2021, the 375,000 shares were no longer subject to forfeiture All shares of common stock and associated amounts have been retroactively restated.

On January 14, 2021, the Company the Company consummated the IPO of 11,500,000 units (the “Units”), which included the full exercise by the underwriters of the over-allotment option to purchase an additional 1,500,000 Units, at $10.00 per Unit, generating gross proceeds of $115,000,000. Simultaneously with the closing of the IPO, the Company consummated the sale of 417,200 units (the “Placement Units”), at a price of $10.00 per unit, for an aggregate purchase price of $4,172,000, in a private placement. Transaction costs of the IPO amounted to $6,038,360 consisting of $1,529,500 of underwriting fee, $4,220,500 of deferred underwriting fee, and $288,360 of other offering costs.

On January 14, 2021, the Company paid the $150,000 balance on the promissory note from the proceeds of the IPO.

Note 10 — Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, other than as described below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.

Business Combination Agreement

Business Combination

On October 22, 2021 (the “Closing Date”), the Company consummated the previously announced business combination (the “Business Combination”), pursuant to the terms of the agreement and plan of merger, dated as of June 21, 2021 (as may be amended, supplemented or otherwise modified from time to time, the “Business Combination Agreement”), by and among the Company, Big Cypress Merger Sub Inc., a Delaware corporation and wholly-owned subsidiary of the Company (“Merger Sub”), and SAB Biotherapeutics, Inc., a Delaware corporation (“OLD SAB”).

Pursuant to the Business Combination Agreement, on the Closing Date, (i) Merger Sub merged with and into OLD SAB (the “Merger”), with OLD SAB as the surviving company in the Merger, and, after giving effect to such Merger, OLD SAB was renamed SAB Sciences, Inc. and became a wholly-owned subsidiary of the Company and (ii) the Company changed its name to “SAB Biotherapeutics, Inc.”

In accordance with the terms and subject to the conditions of the Business Combination Agreement, at the effective time of the Merger (the “Effective Time”), (i) each share of common stock and preferred stock of OLD SAB outstanding as of immediately prior to the Effective Time was exchanged for shares of common stock, par value $0.0001 per share, of the Company (“Common Stock”) based on the agreed upon OLD SAB equity value of $300 million (the “Equity Value”) and a conversion rate of $10.10; (ii) each outstanding vested and unvested option to purchase shares of OLD SAB common stock was exchanged for a comparable option to purchase Common Stock, based on the Equity Value and a conversion rate of $10.10; and (iii) holders of vested options to purchase shares of OLD SAB common stock received, in the aggregate, 1,507,124 restricted stock units (the “Earnout RSUs”) related to shares of Common Stock.

Additionally, holders of OLD SAB common stock and preferred stock are entitled to receive their pro rata share of the shares of Common Stock that were issued into escrow at the Closing (the “Earnout Shares”) which will be released if certain conditions are met within the five-year period following the Closing (the “Earnout Period”). The total number of Earnout Shares and shares underlying the Earnout RSUs equaled 12,000,000 shares of Common Stock, in the aggregate.

No fraction of a share of Common Stock was issued at the Closing, and each person who was otherwise entitled to a fraction of a share of Common Stock (after aggregating all fractional shares of Common Stock that otherwise would be received by such holder) received the number of shares of Common Stock rounded in the aggregate to the nearest whole share of Common Stock.